Marketable Securities: (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities Details [Abstract]
Fair value at beginning of year			$ 318,442
Impairment loss		$ (162,479)
Increase in market value	$ 2,722	19,578
Fair value at balance sheet date	$ 178,263	$ 175,541